Document and Entity Information	Apr. 02, 2024
Prospectus:
Document Type	497
Document Period End Date	Apr. 02, 2024
Entity Registrant Name	GENERAL MONEY MARKET FUND, INC.
Entity Central Index Key	0000353560
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 02, 2024
Document Effective Date	Apr. 02, 2024
Prospectus Date	Mar. 29, 2024
GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
Prospectus:
Prospectus Date	Mar. 29, 2024
GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
Prospectus:
Prospectus Date	Mar. 29, 2024
Premier Shares Prospectus | General Money Market Fund, Inc | Dreyfus Money Market Fund - Wealth Shares
Prospectus:
Trading Symbol	GMMXX
Premier Shares Prospectus | General Money Market Fund, Inc | Dreyfus Money Market Fund-Service Shares
Prospectus:
Trading Symbol	GMBXX
Premier Shares Prospectus | General Money Market Fund, Inc | Dreyfus Money Market Fund-Premier Shares
Prospectus:
Trading Symbol	GMGXX
Premier Shares Prospectus | General Municipal Money Market Funds, Inc. | Dreyfus National Municipal Money Market Fund - Wealth Shares | GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
Prospectus:
Trading Symbol	GTMXX
Premier Shares Prospectus | General Municipal Money Market Funds, Inc. | Dreyfus National Municipal Money Market Fund - Service Shares | GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
Prospectus:
Trading Symbol	GBMXX
Premier Shares Prospectus | General Municipal Money Market Funds, Inc. | Dreyfus National Municipal Money Market Fund - Premier Shares | GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
Prospectus:
Trading Symbol	GMHXX
Premier Shares Prospectus | General New York Municipal Money Market Fund | Dreyfus New York Municipal Money Market Fund - Wealth Shares | GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
Prospectus:
Trading Symbol	GNMXX
Premier Shares Prospectus | General New York Municipal Money Market Fund | Dreyfus New York Municipal Money Market Fund - Service Shares | GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
Prospectus:
Trading Symbol	GNYXX
Premier Shares Prospectus | General New York Municipal Money Market Fund | Dreyfus New York Municipal Money Market Fund - Premier Shares | GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
Prospectus:
Trading Symbol	GNBXX